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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Angelo, Gordon & Co., L.P.
Address:  245 Park Avenue, 26th Floor
          New York, New York 10167

Form 13F File Number:     028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kirk P. Wickman
Title:      Chief Administrative Officer
Phone:      212-692-2010

Signature, Place, and Date of Signing:

/s/ Kirk P. Wickman        New York, New York                 May 15, 2012
--------------------       ------------------                --------------
   [Signature]               [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        0
                                                 ----------

Form 13F Information Table Entry Total:                  44
                                                 ----------

Form 13F Information Table Value Total:            $738,700
                                                 ----------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          -----------------------       -------

     None.

                                                   Angelo, Gordon & Co., L.P.
                                                   Form 13F Information Table
                                                  Quarter ended March 31, 2012



        COLUMN 1                   COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5     COLUMN 6 COLUMN 7       COLUMN 8
                                                             VALUE      SHRS or    SH/  PUT/  INVE  OTH       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP    (x$1000)    PRN AMT    PRN  CALL  DISC  MAN     SOLE     SHARED  NONE
----------------------------  -----------------  ---------  ---------  ----------  ---  ----  ----  ---  ----------  ------  ----
AG MTG INVT TR INC            COM                001228105  $  7,896      400,000  SH         SOLE          400,000
ATP OIL & GAS CORP            COM                00208J108  $    728       99,100  SH         SOLE           99,100
AIRTRAN HLDGS INC             NOTE 5.250%11/0    00949PAD0  $ 32,767   26,134,000  PRN        SOLE       26,134,000
ALLIANCE DATA SYSTEMS CORP    NOTE 4.750% 5/1    018581AC2  $ 61,880   22,927,000  PRN        SOLE       22,927,000
AMERICAN CAP MTG INVT CORP    COM                02504A104  $  8,926      410,000  SH         SOLE          410,000
BARCLAYS BK PLC               IPTH S&P VIX NEW   06740C261  $    252       15,000  SH         SOLE           15,000
CMS ENERGY CORP               NOTE 2.875%12/0    125896AW0  $ 22,094   12,500,000  PRN        SOLE       12,500,000
CNO FINL GROUP INC            DBCV 7.000%12/3    12621EAC7  $  7,972    5,102,000  PRN        SOLE        5,102,000
CNO FINL GROUP INC            DBCV 7.000%12/3    12621EAE3  $  2,217    1,419,000  PRN        SOLE        1,419,000
CINEDIGM DIGITAL CINEMA CORP  COM                172407108  $  2,328    1,377,613  SH         SOLE        1,377,613
CYCLACEL PHARMACEUTICALS INC  PFD CONV EX 6%     23254L207  $    496      196,000  SH         SOLE          196,000
DENDREON CORP                 NOTE 2.875% 1/1    24823QAC1  $  3,220    4,000,000  PRN        SOLE        4,000,000
DRYSHIPS INC                  NOTE 5.000%12/0    262498AB4  $ 11,822   14,010,000  PRN        SOLE       14,010,000
EL PASO CORP                  COM                28336L109  $ 21,483      727,000  SH         SOLE          727,000
EL PASO CORP                  COM                28336L109  $  1,478       50,000  SH   CALL  SOLE           50,000
FAIRPOINT COMMUNICATIONS INC  COM NEW            305560302  $ 19,283    5,128,325  SH         SOLE        5,128,325
GOODRICH CORP                 COM                382388106  $ 80,620      642,700  SH   PUT   SOLE          642,700
HARVEST NATURAL RESOURCES IN  COM                41754V103  $    402       56,800  SH         SOLE           56,800
HERTZ GLOBAL HOLDINGS INC     NOTE 5.250% 6/0    42805TAA3  $ 40,838       21,200  PRN        SOLE           21,200
ILLUMINA INC                  COM                452327109  $ 19,729      375,000  SH         SOLE          375,000
INCYTE CORP                   NOTE 4.750%10/0    45337CAJ1  $ 11,411    4,983,000  PRN        SOLE        4,983,000
JINKOSOLAR HLDG CO LTD        NOTE 4.000% 5/1    47759TAA8  $  5,749   10,500,000  PRN        SOLE       10,500,000
KINDER MORGAN INC DEL         COM                49456B101  $  1,933       50,000  SH   PUT   SOLE           50,000
LIBERTY MEDIA CORP NEW        DEB 3.125% 3/3     530718AF2  $ 16,853   14,000,000  PRN        SOLE       14,000,000
MOTOROLA MOBILITY HLDGS INC   COM                620097105  $ 27,076      690,000  SH         SOLE          690,000
MOTOROLA MOBILITY HLDGS INC   COM                620097105  $  6,090      155,200  SH   CALL  SOLE          155,200
MYLAN INC                     NOTE 3.750% 9/1    628530AJ6  $  6,558    3,500,000  PRN        SOLE        3,500,000
NATIONAL RETAIL PPTYS INC     NOTE 3.950% 9/1    637417AA4  $ 26,211   22,800,000  PRN        SOLE       22,800,000
OMNICOM GROUP INC             COM                681919106  $  5,577      110,100  SH         SOLE          110,100
PDL BIOPHARMA INC             NOTE 2.875% 2/1    69329YAE4  $ 10,336    9,300,000  PRN        SOLE        9,300,000
PULSE ELECTRONICS CORP        NOTE 7.000%12/1    74586WAA4  $  5,810    7,000,000  PRN        SOLE        7,000,000
QUAD / GRAPHICS INC           COM CL A           747301109  $ 30,738    2,211,357  SH         SOLE        2,211,357
RAMCO-GERSHENSON PPTYS TR     PERP PFD-D CV      751452608  $  2,688       55,700  SH         SOLE           55,700
SANOFI                        RIGHT 12/31/2020   80105N113  $  4,668    3,457,600  SH         SOLE        3,457,600
SCHOOL SPECIALTY INC          SDCV 3.750%11/3    807863AM7  $  6,163    8,500,000  PRN        SOLE        8,500,000
SOLARFUN POWER HOLDINGS CO L  NOTE 3.500% 1/1    83415UAB4  $ 10,050   15,000,000  PRN        SOLE       15,000,000
SOLUTIA INC                   COM NEW            834376501  $ 11,176      400,000  SH   CALL  SOLE          400,000
STANLEY BLACK & DECKER INC    COM                854502101  $  5,226       67,900  SH         SOLE           67,900
TRIUMPH GROUP INC NEW         NOTE 2.625%10/0    896818AB7  $ 46,476   20,200,000  PRN        SOLE       20,200,000
UAL CORP                      NOTE 6.000%10/1    902549AJ3  $ 53,587   20,770,000  PRN        SOLE       20,770,000
VIRGIN MEDIA INC              NOTE 6.500%11/1    92769LAB7  $ 59,945   38,900,000  PRN        SOLE       38,900,000
WESCO INTL INC                DBCV 6.000% 9/1    95082PAH8  $ 21,087    8,737,000  PRN        SOLE        8,737,000
WEST PHARMACEUTICAL SVSC INC  SDCV 4.000% 3/1    955306AA3  $ 16,694   17,950,000  PRN        SOLE       17,950,000
ZIONS BANCORPORATION          *W EXP 05/22/202   989701115  $    173       35,000  SH         SOLE           35,000

Total Fair Market Value (in thousands)                      $738,700
